PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 800,465	$ 812,727
Less: accumulated depreciation	(240,712)	(229,831)
Construction in progress	28,680	24,090
Property plant and equipment before impairment	588,433	606,986
Less: impairment	(174,291)	(137,626)
Property plant and equipment Net	414,142	469,360
Buildings
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	713,640	726,263
Office equipment
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	16,338	17,530
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	1,120	1,313
Leasehold improvement and decoration
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	18,636	16,890
Land
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 50,731	$ 50,731